Non-operating income, net (Tables)	12 Months Ended
Mar. 31, 2019
Other Income, Nonoperating [Abstract]
Schedule of Non-operating Income, Net

	Year ended March 31,
	2017	2018	2019
Dividend income from marketable securities	$616	$859	$738
Interest income from available-for-sales securities	5	-	-
Interest income from bank deposits	314	267	184
Unrealized gain from marketable securities	1,999	1,401	891
Realized gain from sales of marketable securities	69	609	746
Rental income	839	1,111	1,455
Others	(154)	148	(130)
Non-operating income, net	$3,688	$4,395	$3,884